UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03541

ASSET MANAGEMENT FUND

(Exact name of registrant as specified in charter)

1000 Brickell Avenue, Suite 500, Miami, FL 33131
(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (800) 247-9780

Date of fiscal year end: October 31

Date of reporting period: July 1, 2013 – June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
Abbott Laboratories	ABT	002824100	4/25/2014	Elect 11 Directors	Issuer	Yes	For All	For
				Ratification of Ernst & Young LLP as Auditors	Issuer	Yes	For	For
				Say on Pay - An Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Shareholder Proposal - Genetically Modified Ingredients	Shareholder	Yes	Against	For
				Shareholder Proposal - Lobbying Disclosure	Shareholder	Yes	Against	For
				Shareholder Proposal - Incentive Compensation	Shareholder	Yes	Against	For
American Express Co	AXP	025816109	5/12/2014	Elect 13 Directors	Issuer	Yes	For All	For
				Ratification of Appointment of PwC LLP as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Resolution to Approve Executive Compensation	Issuer	Yes	For	For
				Shareholder Proposal - Annual Disclosure of EEO-1 Data	Shareholder	Yes	Against	For
				Shareholder Proposal - Report on Privacy, Data Security and Government Requests	Shareholder	Yes	Against	For
				Shareholder Proposal - Action by Written Consent	Shareholder	Yes	Against	For
				Shareholder Proposal - Executives to Retain Significant Stock	Shareholder	Yes	Against	For
Becton, Dickinson and Company	BDX	075887109	1/28/2014	Elect 14 Directors	Issuer	Yes	For All	For
				Ratification of Selection of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Approval of Material Terms of Performance Goals under Equity-Based Compensation Plan	Issuer	Yes	For	For
				Approval of Material Terms of Performance Goals under Performance Incentive Plan	Issuer	Yes	For	For
				Shareholder Proposal Regarding Independent Board Chairman	Shareholder	Yes	Against	For
Berkshire Hathaway, Inc.	BRK-A	084670108	5/3/2014	Elect 13 Directors	Issuer	Yes	For All	For
				Resolution to Approve Compensation of Named Executive Officers	Issuer	Yes	For	For
				Resolution to Determine Frequency of Shareholder Advisory Vote on Executive Compensation	Issuer	Yes	1 Yr	Against
				Shareholder Proposal Regarding Greenhouse Gas and Other Air Emissions	Shareholder	Yes	Against	For
				Shareholder Proposal Regarding Dividends	Shareholder	Yes	Against	For
Chevron Corporation	CVX	166764100	5/28/2014	Elect 12 Directors	Issuer	Yes	For All	For
				Ratification of Appointment of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Vote to Approve Named Executive Officer Compensation	Issuer	Yes	For	For
				Charitable Contributions Disclosure	Shareholder	Yes	Against	For
				Lobbying Disclosure	Shareholder	Yes	Against	For
				Shale Energy Operations	Shareholder	Yes	Against	For
				Independent Chairman	Shareholder	Yes	Against	For
				Special Meetings	Shareholder	Yes	Against	For
				Independent Director with Environmental Expertise	Shareholder	Yes	Against	For
				Country Selection Guidelines	Shareholder	Yes	Against	For
The Coca-Cola Company	KO	191216100	4/23/2014	Elect 15 Directors	Issuer	Yes	For All	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Approval of the Coca-Cola Company 2014 Equity Plan	Issuer	Yes	For	For
				Ratification of the Appointment of Ernst & Young LLP as Independent Auditors	Issuer	Yes	For	For
				Shareholder Proposal Regarding Independent Board Chairman	Shareholder	Yes	Against	For
Disney (Walt) Company	DIS	254687106	3/18/2014	Elect 10 Directors	Issuer	Yes	For All	For
				Ratify Appointment of PwC LLP as Registered Public Accountants for 2014	Issuer	Yes	For	For
				Approve Advisory Resolution on Executive Compensation	Issuer	Yes	For	For
				Approve Amendment to Company's Restated Certificate of Incorporation	Issuer	Yes	For	For
				Shareholder Proposal Relating to Proxy Access	Shareholder	Yes	Against	For
				Shareholder Proposal Relating to Acceleration of Equity Awards	Shareholder	Yes	Against	For
DuPont	DD	263534109	4/23/2014	Elect 12 Directors	Issuer	Yes	For All	For
				Ratification of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Approve, by Advisory Vote, Executive Compensation	Issuer	Yes	For	For
				Shareholder Proposal on Political Spending	Shareholder	Yes	Against	For
				Shareholder Proposal on Herbicide Use	Shareholder	Yes	Against	For
				Shareholder Proposal on Plant Closure	Shareholder	Yes	Against	For
				Shareholder Proposal on Acceleration of Equity Awards	Shareholder	Yes	Against	For
Emerson Electric	EMR	291011104	2/4/2014	Elect 6 Directors	Issuer	Yes	For All	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Ratification of KPMG LLP as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Shareholder Proposal Requesting Issuance of Sustainability Report	Shareholder	Yes	Against	For
				Shareholder Proposal Requesting Issuance of Political Contributions Report	Shareholder	Yes	Against	For
				Shareholder Proposal Requesting Issuance of Lobbying Report	Shareholder	Yes	Against	For
Exxon Mobil Corporation	XOM	30231G102	5/28/2014	Elect 12 Directors	Issuer	Yes	For All	For
				Ratification of Independent Auditors	Issuer	Yes	For	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Shareholder Proposal - Majority Vote for Directors	Shareholder	Yes	Against	For
				Shareholder Proposal - Limit Directorships	Shareholder	Yes	Against	For
				Shareholder Proposal - Amendment of EEO Policy	Shareholder	Yes	Against	For
				Shareholder Proposal - Report on Lobbying	Shareholder	Yes	Against	For
				Shareholder Proposal - Greenhouse Gas Emissions Goals	Shareholder	Yes	Against	For
General Electric Company	GE	369604103	4/23/2014	Elect 17 Directors	Issuer	Yes	For All	For
				Advisory Approval of Named Executives' Compensation	Issuer	Yes	For	For
				Ratification of Selection of Independent Auditor for 2014	Issuer	Yes	For	For
				Shareholder Proposal - Cumulative Voting	Shareholder	Yes	Against	For
				Shareholder Proposal - Senior Executives Hold Option Shares for Life	Shareholder	Yes	Against	For
				Shareholder Proposal - Multiple Candidate Elections	Shareholder	Yes	Against	For
				Shareholder Proposal - Right to Act by Written Consent	Shareholder	Yes	Against	For
				Shareholder Proposal - Cessation of All Stock Options and Bonuses	Shareholder	Yes	Against	For
				Shareholder Proposal - Sell the Company	Shareholder	Yes	Against	For
International Business Machines Corporation	IBM	459200101	4/29/2014	Elect 13 Directors	Issuer	Yes	For All	For
				Ratification of Appointment of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Vote on Executive Compensation	Issuer	Yes	For	For
				Approval of Long-Term Incentive Performance Terms for Certain Executives	Issuer	Yes	For	For
				Adoption of 2014 Employees Stock Purchase Plan	Issuer	Yes	For	For
				Shareholder Proposal for Disclosure of Lobbying Policies and Practices	Shareholder	Yes	Against	For
				Shareholder Proposal on the Right to Act by Written Consent	Shareholder	Yes	Against	For
				Shareholder Proposal to Limit Accelerated Executive Pay	Shareholder	Yes	Against	For
Johnson & Johnson	JNJ	478160104	4/24/2014	Elect 12 Directors	Issuer	Yes	For All	For
				Advisory Vote to Approve Named Executive Officer Compensation	Issuer	Yes	For	For
				Ratification of Appointment of Independent Registered Public Accounting Firm for 2014	Issuer	Yes	For	For
				Shareholder Proposal - Executives to Retain Significant Stock	Issuer	Yes	Against	For
McDonald's Corporation	MCD	580135101	5/22/2014	Elect 8 Directors	Issuer	Yes	For All	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Approval of Performance Goals for Awards under 2009 Cash Incentive Plan	Issuer	Yes	For	For
				Advisory Vote to Approve Appointment of Ernst & Young LLP as Independent Auditor	Issuer	Yes	For	For
				Advisory Vote Requesting Ability for Shareholders to Act by Written Consent	Shareholder	Yes	Against	For
PepsiCo, Inc.	PEP	713448108	5/7/2014	Elect 13 Directors	Issuer	Yes	For All	For
				Ratification of Appointment of KPMG LLP as Independent Registered Public Accountants	Issuer	Yes	For	For
				Advisory Approval of the Company's Executive Compensation	Issuer	Yes	For	For
				Approval of Material Terms of Performance Goals of Executive Incentive Compensation Plan	Issuer	Yes	For	For
				Shareholder Proposal - Policy Regarding Approval of Political Contributions	Shareholder	Yes	Against	For
				Shareholder Proposal - Policy Regarding Executive Retention of Stock	Shareholder	Yes	Against	For
Praxair, Inc.	PX	74005P104	4/22/2014	Elect 11 Directors	Issuer	Yes	For All	For
				Approve, on an Advisory Basis, the Compensation of Named Executive Officers	Issuer	Yes	For	For
				Approve the Amended and Restated 2009 Long Term Incentive Plan	Issuer	Yes	For	For
				Ratify the Appointment of the Independent Auditor	Issuer	Yes	For	For
Schlumberger	SLB	806857108	4/9/2014	Elect 11 Directors	Issuer	Yes	For All	For
				Approve, on an Advisory Basis, the Company's Executive Compensation	Issuer	Yes	For	For
				Approve the Company's 2013 Financial Statements and Declarations of Dividends	Issuer	Yes	For	For
				Approve the Appointment of the Independent Registered Public Accounting Firm	Issuer	Yes	For	For
TJX Companies	TJX	872540109	6/10/2014	Elect 10 Directors	Issuer	Yes	For All	For
				Ratification of Appointment of Independent Registered Public Accounting Firm for Fiscal 2015	Issuer	Yes	For	For
				Say on Pay: Advisory Approval of TJX's Executive Compensation	Issuer	Yes	For	For
3M Company	MMM	88579Y101	5/13/2014	Elect 9 Directors	Issuer	Yes	For All	For
				Ratify Appointment of PwC LLP as Independent Registered Public Accountant Firm	Issuer	Yes	For	For
				Advisory Approval of Executive Compensation	Issuer	Yes	For	For
				Shareholder Proposal on Right to Act by Written Consent	Shareholder	Yes	Against	For
United Parcel Service	UPS	911312106	5/8/2014	Elect 13 Directors	Issuer	Yes	For All	For
				Approve, on an Advisory Basis, Executive Compensation	Issuer	Yes	For	For
				Ratify Appointment of Deloitte & Touche LLP as Independent Registered Public Accountants	Issuer	Yes	For	For
				Shareholder Proposal on Lobbying Disclosure	Shareholder	Yes	Against	For
				Shareholder Proposal to Reduce Voting Power of Class A Stock from 10 Votes to 1 Per Share	Shareholder	Yes	Against	For
United Technologies Corporation	UTX	913017109	4/28/2014	Elect 12 Directors	Issuer	Yes	For All	For
				Appointment of PricewaterhouseCoopers LLP as Independent Auditor for 2014	Issuer	Yes	For	For
				Approve Amendment & Restatement of 2005 Long-Term Incentive Plan	Issuer	Yes	For	For
				Advisory Vote to Approve the Compensation of Named Executive Officers	Issuer	Yes	For	For
Wal-Mart Stores, Inc.	WMT	931142103	6/6/2014	Elect 14 Directors	Issuer	Yes	For All	For
				Ratification of Ernst & Young LLP as Independent Accountants	Issuer	Yes	For	For
				Advisory Vote to Approve Named Executive Officer Compensation	Issuer	Yes	For	For
				Request for Independent Chairman Policy	Shareholder	Yes	Against	For
				Request for Annual Report on Recoupment of Executive Pay	Shareholder	Yes	Against	For
				Request for Annual Report on Lobbying	Shareholder	Yes	Against	For
Wells Fargo & Co.	WFC	949746101	4/29/2014	Elect 14 Directors	Issuer	Yes	For All	For
				Advisory Resolution to Approve Executive Compensation	Issuer	Yes	For	For
				Ratify Appointment of KPMG LLP as Registered Public Accounting Firm for 2014	Issuer	Yes	For	For
				Adopt a Policy to Require an Independent Chairman	Shareholder	Yes	Against	For
				Review & Report on Internal Controls of Mortgage Servicing & Foreclosure Practices	Shareholder	Yes	Against	For
Automatic Data Processing, Inc	ADP	053015103	11/12/2013	Elect 10 Directors	Issuer	Yes	For All	For
				Advisory Vote on Executive Compensation	Issuer	Yes	For	For
				Appointment of Deloitte & Touche LLP	Issuer	Yes	For	For
				Re-Approval of Performance-Based Provisions of the 2008 Omnibus Award Plan	Issuer	Yes	For	For
General Mills Inc.	GIS	370334104	9/24/2013	Elect 13 Directors	Issuer	Yes	For All	For
				Advisory Vote on Executive Compensation	Issuer	Yes	For	For
				Ratify Appointment of KPMG LLP as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Shareholder proposal for Report on Post-Consumer Packaging	Shareholder	Yes	Against	For
Medtronic, Inc.	MDT	585055106	8/22/2013	Elect 11 Directors	Issuer	Yes	For All	For
				Ratify Appointment of PWC as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Approval of Named Executive Compensation	Issuer	Yes	For	For
				Approve 2013 Stock Award and Incentive Plan	Issuer	Yes	For	For
				Amend Articles of Incorporation: Directors to be Elected by Majority Vote	Issuer	Yes	For	For
				Amend Articles of Incorporation: Allow Changes to Size of Board by Simple Majority	Issuer	Yes	For	For
				Amend Articles of Incorporation: Allow Removal of a Director by Simple Majority Vote	Issuer	Yes	For	For
				Amend Articles of Inc: Allow Amendment to Sec 5.3 Article 5 with Simple Majority Vote	Issuer	Yes	For	For
				Amend Articles of Incorporation: Eliminate "Fair Price Provision"	Issuer	Yes	For	For
Microsoft Corporation	MSFT	594918104	11/19/2013	Elect 9 Directots	Issuer	Yes	For All	For
				Approve Material Terms of Performance Criteria under Executive Officer Incentive Plan	Issuer	Yes	For	For
				Advisory Vote on Executive Compensation	Issuer	Yes	For	For
				Ratification of Deloitte & Touche LLP as Independent Auditor	Issuer	Yes	For	For
Procter & Gamble Co	PG	742718109	10/8/2013	Elect 11 Directors	Issuer	Yes	For All	For
				Ratify Appointment of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Amend Company's Code of Regulations to Reduce Certain Supermajority Voting Requirements	Issuer	Yes	For	For
				Approve 2013 Non-Employee Director's Stock Plan	Issuer	Yes	For	For
				Advisory Vote on Executive Compensation	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Asset Management Fund

By (Signature and Title)*	/s/ Rodger D. Shay, Jr.
Rodger D. Shay, Jr., President

Date August 6, 2014

* Print the name and title of each signing officer under his or her signature.